United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Quarter ended 06/30/17

Item 1.	Schedule of Investments

Federated High Income Bond Fund, Inc.
Portfolio of Investments
June 30, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Aerospace/Defense—1.1%
$1,400,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,526,000
900,000		TransDigm, Inc., 5.50%, 10/15/2020	914,625
2,875,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	2,968,437
400,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	408,000
2,425,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	2,509,875
575,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	585,063
		TOTAL	8,912,000
		Automotive—3.0%
1,650,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	1,662,375
950,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	976,125
1,875,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	1,828,125
1,725,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,871,625
1,750,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	1,867,031
650,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	674,375
4,025,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	4,055,187
925,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	941,188
900,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	933,750
375,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	393,750
1,025,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	1,077,531
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	255,313
250,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	254,375
3,150,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	3,193,312
2,075,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,204,687
350,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	354,813
700,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	741,125
		TOTAL	23,284,687
		Banking—1.0%
1,300,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	1,324,115
3,325,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	3,512,031
1,475,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	1,516,197
550,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	573,375
1,000,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,057,420
		TOTAL	7,983,138
		Building Materials—2.1%
425,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	459,000
1,300,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	1,352,000
150,000	[1,2]	American Builders & Contractors Supply Co. Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	159,000
880,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	909,700
725,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	783,000
1,425,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,531,875
850,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	895,156
675,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	718,875
850,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	892,500
1,200,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	1,303,500
1,000,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	1,052,420

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$2,800,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	$2,961,000
3,150,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,220,875
550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	567,188
		TOTAL	16,806,089
		Cable Satellite—7.8%
600,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	625,875
525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	552,563
1,375,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	1,526,250
2,550,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	2,664,750
425,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	453,688
1,700,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,823,250
475,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	505,281
1,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	1,588,750
1,125,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	1,205,156
650,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	664,690
1,550,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	1,643,000
1,850,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,949,437
1,350,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	1,381,631
2,325,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,377,312
900,000		Charter Communications Holdings II, 5.125%, 2/15/2023	930,938
1,050,000		Charter Communications Holdings II, 5.75%, 1/15/2024	1,109,063
1,075,000		DISH DBS Corp., 5.00%, 3/15/2023	1,104,563
5,100,000		DISH DBS Corp., 5.875%, 7/15/2022	5,495,250
250,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	296,875
250,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	237,500
1,475,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,593,000
2,175,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,810,687
3,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	2,805,687
650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	650,813
1,575,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	1,830,937
925,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	1,115,781
1,075,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	1,185,295
2,525,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	2,603,906
2,700,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	2,875,500
1,000,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,036,250
400,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	415,000
300,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	315,750
1,620,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	1,684,800
1,625,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	1,750,938
2,875,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,003,110
1,900,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	2,004,500
1,125,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,171,406
200,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	212,750
2,675,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,738,531
1,725,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,748,719
		TOTAL	60,689,182
		Chemicals—2.2%
1,775,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	1,834,906
2,225,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,202,750

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$1,425,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	$1,499,812
2,725,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,500,187
850,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	905,250
500,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	538,750
550,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	609,813
5,300,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	5,498,750
500,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	526,875
875,000	[1,2]	WR Grace & Co.- Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	938,438
		TOTAL	17,055,531
		Construction Machinery—0.5%
650,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	679,250
800,000		United Rentals, Inc., 4.625%, 7/15/2023	833,600
575,000		United Rentals, Inc., 5.75%, 11/15/2024	604,469
575,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	593,687
800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	841,000
600,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	641,250
		TOTAL	4,193,256
		Consumer Cyclical Services—0.8%
725,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	760,344
1,650,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	1,650,000
1,500,000	[1,2]	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	1,531,875
775,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	798,250
850,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	932,875
900,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	933,750
		TOTAL	6,607,094
		Consumer Products—2.2%
2,975,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	2,023,000
3,225,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	3,269,344
275,000	[1,2]	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	281,188
2,500,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	2,600,000
2,900,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	3,005,125
1,675,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,798,531
125,000		Scotts Miracle-Gro Co., Sr. Unsecd. Note, 5.25%, 12/15/2026	131,250
1,550,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	1,670,280
525,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	565,031
1,188,000		Springs Industries, Inc., 6.25%, 6/1/2021	1,228,095
350,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	371,000
		TOTAL	16,942,844
		Diversified Manufacturing—0.9%
2,725,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	2,854,437
550,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	552,750
1,925,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,009,219
1,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,625,563
		TOTAL	7,041,969
		Finance Companies—2.0%
275,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	280,500
2,650,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	2,710,420
125,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	132,813
325,000		Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	335,767

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—continued
$1,475,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	$1,589,313
1,175,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,216,125
475,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	498,308
4,000,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	4,188,000
4,725,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	4,902,187
		TOTAL	15,853,433
		Food & Beverage—1.8%
3,525,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	2,687,812
1,625,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,712,344
1,650,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,746,938
1,300,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	1,353,625
350,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	362,250
2,200,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	2,200,000
975,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,007,906
475,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	505,281
2,225,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,319,563
		TOTAL	13,895,719
		Gaming—3.9%
450,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	487,687
1,925,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,066,969
2,150,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	2,225,250
925,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	983,969
525,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	574,765
225,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	246,375
2,900,000		MGM Mirage, Inc., 7.75%, 3/15/2022	3,411,125
400,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	444,160
975,000		MGM Resorts International, 6.00%, 3/15/2023	1,077,375
825,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	837,375
2,300,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,400,625
1,175,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,199,969
2,150,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	2,241,375
1,800,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	1,831,500
4,725,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	4,772,250
2,265,000	[1,2]	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	2,298,975
1,763,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	1,837,927
900,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	879,750
575,000	[1,2]	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	589,734
		TOTAL	30,407,155
		Health Care—10.0%
925,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	961,422
2,375,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	2,541,250
2,800,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,667,000
1,550,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	1,608,125
400,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	406,500
1,650,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,709,565
3,275,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	2,873,812
800,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	804,000
2,400,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	2,475,000
250,000		HCA, Inc., 4.50%, 2/15/2027	257,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$550,000		HCA, Inc., 4.75%, 5/1/2023	$583,000
5,025,000		HCA, Inc., 5.00%, 3/15/2024	5,332,781
2,400,000		HCA, Inc., 5.875%, 5/1/2023	2,619,000
650,000		HCA, Inc., Bond, 5.875%, 3/15/2022	722,313
2,375,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,511,087
1,250,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	1,442,188
2,150,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	2,316,625
1,325,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,369,719
1,200,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,206,600
450,000		LifePoint Health, Inc., 5.875%, 12/1/2023	475,875
600,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	622,500
1,500,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,553,438
525,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	542,063
5,500,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,878,125
1,650,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,765,500
7,675,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	7,368,000
2,425,000	[1,2]	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	2,491,687
3,950,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,078,375
1,875,000	[1,2]	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	1,903,125
4,375,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	4,254,687
700,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	719,250
750,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	780,000
1,625,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	1,730,625
1,925,000	[1,2]	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	1,937,031
1,475,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,478,688
1,475,000	[1,2]	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	1,473,156
487,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	489,532
388,000	[1,2]	Tenet Healthcare Corp., Term Loan—1st Lien, Series 144A, 4.625%, 7/15/2024	389,455
475,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	516,468
2,775,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,198,187
		TOTAL	78,053,567
		Independent Energy—5.7%
2,525,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	2,461,875
700,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	709,625
1,450,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	1,457,250
785,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	802,662
800,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	818,000
400,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	387,000
575,000		Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	586,500
2,175,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,221,219
250,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	228,125
1,140,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	1,209,825
725,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	681,500
425,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	422,344
2,025,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 6/15/2027	1,992,094
1,800,000		Continental Resources, Inc., 4.50%, 4/15/2023	1,723,500
750,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	795,000
850,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	867,000
1,150,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,152,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$350,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	$207,375
1,075,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,083,062
550,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	537,625
950,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	939,312
1,000,000		Laredo Petroleum, 5.625%, 1/15/2022	975,000
800,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	798,000
425,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	430,844
2,575,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	1,815,375
1,350,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,312,875
500,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	487,500
400,000		PDC Energy, Inc., 7.75%, 10/15/2022	417,000
625,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	637,500
300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	316,500
450,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	451,125
475,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	480,937
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	831,250
575,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	599,437
900,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	938,250
400,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	402,500
1,425,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,360,875
1,150,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	1,129,875
875,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	915,469
1,100,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	979,000
275,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	249,563
300,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	287,904
2,650,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,482,719
350,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	347,813
750,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	740,625
275,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	262,625
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	422,875
125,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	131,875
375,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	408,750
2,925,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	2,698,312
		TOTAL	44,596,141
		Industrial - Other—1.2%
875,000		Anixter, Inc., 5.50%, 3/1/2023	938,437
1,150,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	1,196,000
3,375,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	3,493,125
450,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	464,625
3,350,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	3,232,750
		TOTAL	9,324,937
		Insurance - P&C—1.8%
2,675,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,685,031
4,025,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	4,206,125
2,150,000	[1,2]	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,184,937
2,025,000	[1,2]	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	2,050,313
2,525,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	2,575,500
		TOTAL	13,701,906

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—1.1%
$775,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	$810,844
775,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	819,803
1,475,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	1,548,750
3,325,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	674,375
900,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	942,750
900,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	907,758
3,100,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,200,750
		TOTAL	8,905,030
		Lodging—0.1%
650,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	671,937
425,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	436,688
		TOTAL	1,108,625
		Media Entertainment—6.2%
1,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	1,359,781
1,500,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	1,576,875
975,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,009,125
2,850,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	2,148,187
450,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	479,250
825,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	845,625
1,875,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	1,936,312
400,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	413,000
2,075,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	2,313,625
3,000,000		Gannett Co., Inc., 6.375%, 10/15/2023	3,176,250
150,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	155,063
625,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	632,813
1,825,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	1,866,063
1,350,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	1,420,875
600,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	654,750
2,175,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	2,270,156
2,000,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	2,102,500
1,500,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	1,522,500
4,625,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	4,810,000
800,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	822,000
2,625,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	2,700,469
375,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	364,688
1,775,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,821,594
4,175,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	4,268,937
3,100,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,262,750
1,750,000	[1,2]	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,820,000
1,900,000	[1,2]	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,833,500
500,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	512,500
275,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	282,906
		TOTAL	48,382,094
		Metals & Mining—2.5%
1,575,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	1,661,625
1,500,000	[1,2]	Coeur Mining, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/1/2024	1,460,625
2,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,407,625
3,850,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	3,455,375

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$575,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	$595,844
1,000,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,052,500
325,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	323,781
1,375,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	1,359,531
400,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	411,500
775,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	797,847
425,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	443,594
1,550,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,650,750
875,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	883,750
1,350,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	1,414,125
1,300,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	1,504,750
		TOTAL	19,423,222
		Midstream—5.7%
800,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	832,096
475,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	484,500
1,075,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,115,313
625,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	637,500
2,900,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,987,000
1,525,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	1,566,938
550,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Sec. Fac. Bond, Series 144A, 5.125%, 6/30/2027	564,438
1,850,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 5.875%, 3/31/2025	1,979,500
825,000		Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, 7.00%, 6/30/2024	924,000
3,125,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	3,328,125
1,450,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,355,750
1,000,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	950,000
2,025,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,918,687
450,000	[1,2]	Hiland Partners LP, Series 144A, 5.50%, 5/15/2022	470,015
1,675,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	1,750,375
2,000,000		MPLX LP, Sr. Unsecd. Note, 5.50%, 2/15/2023	2,058,540
1,575,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	1,657,688
900,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	995,289
1,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	1,825,000
2,500,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,500,000
2,650,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	2,659,937
1,875,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,893,750
500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	515,000
900,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	930,375
1,425,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,482,000
1,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	1,132,781
175,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	185,500
1,664,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	1,703,520
1,275,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	1,329,188
800,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	870,000
1,975,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	2,137,937
		TOTAL	44,740,742
		Oil Field Services—0.8%
925,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	915,750
1,600,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	1,620,000
1,275,000		Weatherford International Ltd., 7.00%, 3/15/2038	1,096,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$1,600,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	$1,604,000
175,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	183,750
675,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	580,500
		TOTAL	6,000,500
		Packaging—6.5%
2,300,000		ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,460,770
600,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	617,004
75,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	77,906
1,425,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,499,812
5,100,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	5,597,250
1,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	1,175,625
4,700,000		Berry Plastics Corp., 5.50%, 5/15/2022	4,899,750
2,325,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,380,219
4,725,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	4,807,687
3,850,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	4,011,219
2,775,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	2,927,625
1,325,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	1,417,750
900,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	993,938
1,300,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	1,461,688
4,125,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	4,226,434
1,800,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	1,934,262
900,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,012,500
1,075,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	1,148,906
1,750,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,885,625
1,325,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,450,875
4,525,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	4,751,250
		TOTAL	50,738,095
		Paper—0.5%
575,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	569,250
3,250,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	3,233,750
		TOTAL	3,803,000
		Pharmaceuticals—3.7%
900,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	928,125
1,975,000	[1,2]	ENDO Dac/ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,669,862
400,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	336,000
2,325,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	1,906,500
6,275,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	6,627,969
1,875,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	1,607,812
3,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	2,772,000
1,575,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	1,445,063
1,500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	1,361,250
1,400,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	1,361,500
625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	533,588
4,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	3,931,250
500,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	472,500
300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	315,375
900,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	948,375
3,325,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	2,867,812
		TOTAL	29,084,981

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.6%
$2,875,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$2,910,937
1,775,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	1,885,938
		TOTAL	4,796,875
		Restaurants—1.0%
3,975,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	4,129,031
350,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, Series 144A, 4.25%, 5/15/2024	348,667
375,000	[1,2]	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	383,906
925,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	966,625
1,825,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,925,375
		TOTAL	7,753,604
		Retailers—1.5%
4,125,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	3,681,562
1,175,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	1,198,500
2,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	2,639,375
925,000	[1,2]	PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	856,642
2,450,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	2,419,375
1,025,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	1,054,469
225,000		Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/2022	231,469
		TOTAL	12,081,392
		Supermarkets—0.5%
2,075,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	1,934,938
1,775,000	[1,2]	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	1,766,125
		TOTAL	3,701,063
		Technology—10.4%
3,975,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,135,272
875,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	913,281
300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	312,750
1,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	2,118,792
1,225,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	1,313,813
2,000,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	2,089,380
300,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	315,000
3,075,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	3,381,830
2,875,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	3,004,375
625,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	654,688
7,450,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	7,766,625
1,300,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,391,000
925,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	973,942
3,875,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,136,562
4,900,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	5,071,500
3,325,000		Infor US, Inc., 6.50%, 5/15/2022	3,458,000
3,550,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,631,011
2,850,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	2,971,125
925,000	[1,2]	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	1,006,511
650,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 11/15/2024	692,250
469,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	538,178
825,000		NCR Corp., 6.375%, 12/15/2023	886,875
1,150,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,175,875
1,375,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	1,409,375
700,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	730,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$1,318,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	$1,342,713
700,000		Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	749,000
2,475,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	2,654,437
350,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	379,750
1,075,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	1,225,500
2,750,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,805,000
1,525,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	1,632,070
1,575,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,649,812
1,075,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,156,969
775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	814,370
425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	465,375
3,575,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	4,124,656
1,250,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,311,325
1,625,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	1,665,625
275,000		Verisign, Inc., 4.625%, 5/1/2023	283,250
900,000		Verisign, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	965,250
225,000	[1,2]	Verisign, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2027	228,656
3,225,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	3,432,609
		TOTAL	80,965,002
		Transportation Services—1.2%
500,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	498,750
775,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	732,375
2,800,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	2,807,000
2,475,000		HDTFS, Inc., 6.25%, 10/15/2022	2,171,812
1,025,000		Hertz Corp., 5.875%, 10/15/2020	996,813
1,150,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	948,750
1,175,000	[1,2]	Hertz Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 6/1/2022	1,175,117
		TOTAL	9,330,617
		Utility - Electric—2.3%
4,600,000		Calpine Corp., 5.75%, 1/15/2025	4,335,500
950,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	983,250
2,650,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	2,838,812
2,775,000		NRG Energy, Inc., 6.25%, 5/1/2024	2,816,625
850,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	855,313
1,400,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	1,445,500
1,150,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,196,000
2,725,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	2,847,625
550,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	587,125
		TOTAL	17,905,750
		Wireless Communications—4.6%
800,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	850,000
2,400,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	2,649,000
3,475,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	3,261,809
400,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	421,375
1,125,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,178,438
1,100,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	1,166,000
3,400,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	3,701,750
3,425,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	3,815,690
1,950,000		Sprint Corp., 7.125%, 6/15/2024	2,174,250

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$2,900,000		Sprint Corp., 7.875%, 9/15/2023	$3,342,250
1,150,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	1,326,812
3,150,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	3,346,875
2,550,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	2,704,785
2,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	2,157,625
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	456,875
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	371,326
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	514,781
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,831,750
625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	691,406
		TOTAL	35,962,797
		Wireline Communications—0.2%
1,225,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	1,292,375
		TOTAL CORPORATE BONDS (IDENTIFIED COST $744,755,153)	761,324,412
		COMMON STOCKS—0.0%
		Lodging—0.0%
1,750	[1,3,5]	Motels of America, Inc.	0
		Media Entertainment—0.0%
46	[3,5]	Sullivan Graphics, Inc.	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $334,619)	0
		INVESTMENT COMPANY—1.4%
10,528,461	[7]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.12%[8] (IDENTIFIED COST $10,531,121)	10,530,566
		TOTAL INVESTMENTS—98.8% (IDENTIFIED COST $755,620,893)[9]	771,854,978
		OTHER ASSETS AND LIABILITIES - NET—1.2%[10]	9,685,812
		TOTAL NET ASSETS—100%	$781,540,790
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2017, these restricted securities amounted to $464,051,422, which represented 59.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2017, these liquid restricted securities amounted to $464,051,422, which represented 59.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006	$3,283,529	$0
Motels of America, Inc.	8/30/1994	$117,506	$0
3	Non-income-producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
6	Principal amount and interest were not paid upon final maturity.
7	Affiliated holding.

Transactions involving the affiliated holding during the period ended June 30, 2017.
	Balance of Shares Held 3/31/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	16,982,388	54,141,234	(60,595,161)	10,528,461	$10,530,566	$51,190
8	7-day net yield.
9	At June 30, 2017, the cost of investments for federal tax purposes was $755,803,368. The net unrealized appreciation of investments for federal tax purposes was $16,238,810. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,153,758 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,914,948.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$761,324,412	$0	$761,324,412
Equity Securities:
Common Stocks
Domestic	—	—	0	0
Investment Company	10,530,566	—	—	10,530,566
TOTAL SECURITIES	$10,530,566	$761,324,412	$0	$771,854,978
The following acronym is used throughout this portfolio:
MTN—Medium Term Note

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 25, 2017